Earnings Per Share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings Per Share	Earnings Per Share
Basic and diluted loss per share have been calculated for the years ended December 31, 2019, 2020, and 2021 as follows:

	2019	2020	2021

	(in thousands, except for share amounts)
Net loss available to equity shareholder of the Company	$(1,371,186)	$(1,347,571)	$(250,313)

Weighted average common shares outstanding	504,003,126	500,000,000	505,758,409
Total basic and diluted earnings per share attributable to equity shareholders	$(2.72)	$(2.70)	$(0.49)
For the years ended December 31, 2019, 2020 and 2021, there were 32,560,289, 22,286,278 and 21,749,558 share options outstanding, respectively, which were not included in the calculation of diluted earnings per share as their inclusion would have been anti-dilutive.